Investment Strategy	Apr. 30, 2026
Roundhill Video Games ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Video Game Companies.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in Video Game Companies. For purposes of the foregoing policy, Video Game Companies are companies that are economically tied to the Video Games industry, and generally include publishers, developers and distributors of interactive gaming software for console, PC, mobile and cloud platforms, as well as providers of related online gaming services and esports. In determining whether a company is economically tied to the Video Games industry, the Fund primarily relies on Bloomberg Industry Classification System (“BICS”) classifications, which utilizes a company’s primary source of revenue as an input when determining a company’s classification. Many Video Game Companies currently are categorized in the Entertainment Industry, a separate industry within the Communication Services Sector. As such, the Fund expects to concentrate in the Entertainment Industry and have significant exposure to the Communication Services Sector, though this exposure may vary over time. Under BICS, the Entertainment Industry includes companies that create, produce or distribute content and/or experiences providing amusement or engagement to consumers designed to elicit an emotional response, and the Communication Services Sector, of which the Entertainment Industry is a segment, more broadly includes technology, telecommunications media and other related companies that facilitate communication, information sharing and the entertainment.
In seeking to achieve the Fund’s investment objective, the Fund’s adviser, Roundhill Financial, Inc. (the “Adviser”), will construct the portfolio pursuant to its proprietary security selection methodology. Portfolio weights are primarily determined based on each security’s market capitalization, with the Adviser employing an actively managed market capitalization adjustment process designed to limit the overweighting of any single security. Generally, companies in the Fund’s portfolio have a market capitalization of at least $500 million. From this eligible universe, the Adviser applies a proprietary, rules-based security selection methodology that evaluates companies based on factors such as liquidity, relevance to the video game industry, and overall investability characteristics. The Fund is expected to have approximately 25 to 75 issuers comprise its portfolio.
The Adviser generally expects to rebalance the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. As a result, certain of the companies held by the Fund may have market capitalizations of less than $500 million in between rebalances, but must be at least $250 million at the time of rebalance.
The Fund may invest in non-U.S. securities, including the securities of companies organized in emerging and developing market countries. The Fund generally considers “emerging and developing market” countries to be those countries that have one or more of the following characteristics relative to more developed countries: (i) economies in the process of rapid growth or industrialization, (ii) lower income levels, (iii) underdeveloped but maturing infrastructures, and (iv) functioning but still developing financial systems or markets. Additionally, the Fund may purchase American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). As of March 31, 2026, the Fund had significant exposure to companies in Japan, South Korea, Hong Kong, and China.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in Video Game Companies.
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the total return performance, before fees and expenses, of the Index.
Morningstar® Sports Betting & iGaming Select Index
The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index Provider defines sports betting and iGaming companies as follows (although the definitions may change over time):
◦Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking.
◦iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
The composition of the Index is based on the following rules:
Stocks included in the Index must (i) receive a score 1 or higher from the Index Provider on either a Sports Betting or iGaming theme, (ii) have a free-float market capitalization of at least $100 million (USD), and (iii) have a minimum three-month average daily traded value of $250,000 (USD). The Index Provider will assign a score of 1 or higher to a company that the Index Provider has determined (a) is a producer of related goods or services or a supplier of those producers, and (b) is highly likely to enjoy a material net profit increase from its exposure to such Sports Betting or iGaming theme over the next five years. The Index Provider estimates the percent revenue a company will derive from its exposure to each theme at a point in time five years forward, which translates to the following scores: 0 = less than 10% revenue; 1 = 10% - 25% of revenue for a producer or supplier; 2 = 25% - 50% of revenue for a producer or supplier; 3 = greater than 50% of revenue for a supplier; 4 = greater than 50% revenue for a producer. Scores are reviewed by the Index Provider’s steering committee for quality control and to ensure consistency.
Index components are weighted in proportion to both their combined theme score and their free-float market capitalization, subject to capping constraints. Companies with higher combined theme scores are allocated a greater weight in the Index. Index components are capped to ensure that no Index component has a weight greater than 10% and the sum of components with weights greater than or equal to 5% cannot exceed 40%.
The Index is reconstituted and rebalanced annually on the Monday following the third Friday in December. The number of stocks included in the Index may vary and is subject to the selection and eligibility criteria at the time of reconstitution. As of March 31, 2026, the Index had 28 components.
The Fund’s Investment Strategy
The Fund will generally invest all, or substantially all, of its assets in the component securities of the Index, but also may invest in investments that provide comparable exposure, including but not limited to depositary receipts representing Index components and investments in other exchange-traded funds (“ETFs”). Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities issued by Sports Betting and iGaming Companies. Sports Betting and iGaming Companies are companies that the Index Provider determines provide exposure to the sports and online betting and iGaming themes and which satisfy the Index Provider’s Index security selection criteria, as such criteria may be modified from time to time. Sports Betting Companies generally are engaged, directly or indirectly, in analyzing sports events and wagering on the outcome. Sports Betting Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other Sports Betting Companies; providing marketing solutions and services for other Sports Betting Companies; and investing in Sports Betting Companies, such as owners of investment portfolios comprising companies exposed to sports betting activities or the underlying assets of such companies. Generally, iGaming Companies are engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery. iGaming Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other iGaming Companies; providing marketing solutions and services for other iGaming Companies; investing in iGaming Companies, such as owners of investment portfolios comprising companies exposed to iGaming activities or the underlying assets of such companies; and developing and/or providing games, such as casino developers and bingo and lottery game developers.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.
Roundhill Ball Metaverse ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the performance, before fees and expenses, of the Index. The Index seeks to track the performance of equity securities of foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide ranging interoperability of data, digital assets, and content. The Index was developed and is owned by Ball Metaverse Research Partners LLC (the “Index Provider”).
Ball Metaverse Index
To be eligible for inclusion in the Index, issuers generally must have a market capitalization or assets under management (“AUM”), as appropriate, of at least $250 million USD (and thereafter maintain a market capitalization or AUM of $200 million USD) and average daily trading volume (“ADV”) of at least $2 million over a trailing 6-month period (or if unavailable, since the issuer’s listing date). Such issuers include foreign exchange-traded funds, and, in the future, may include domestic exchange-traded products, that primarily hold cryptocurrencies (each, a “Cryptocurrency ETF”) to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. In addition, Cryptocurrency ETFs may invest in bitcoin, ether, tokens related to the Solana Network (“SOL”), XRP, and any other cryptocurrency eligible to be held by U.S. registered investment companies, and seek to generate income and capital appreciation through staking the underlying cryptocurrency. Cryptocurrency ETFs eligible for inclusion in the Index include both investment companies registered under the Investment Company Act of 1940 (“1940 Act”) and exchange-traded products that are not registered under the 1940 Act. Exchange-traded products that are not registered under the 1940 Act do not afford investors, including the Fund, the investor protections available under the 1940 Act. The Index Provider may determine, in its discretion, to retain a Cryptocurrency ETF in the Index should its AUM and/or ADV decline below the referenced thresholds. A committee comprised of representatives from Ball Metaverse Research Partners LLC and external subject matter experts (the “Index Committee”) analyzes issuers for their current and future potential to experience profits or earn revenue from their activities or provision of products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues. The Metaverse Companies selected for inclusion in the Index are engaged in activities that fall into one or more of the categories described below. The categories, which may change over time as technology and consumer behavior evolve, are determined by the Index Committee through its analyses of a variety of information, including information derived from corporate announcements and filings, patent filings, third-party industry assessments, third-party usage data and metrics, scientific and technology updates, executive presentations, and consumer interviews. Currently, the seven categories and their descriptions are as follows:
•Hardware – The sale and support of physical technologies and devices used to access, interact with or develop the Metaverse. This includes, but is not limited to, consumer-facing hardware, such as virtual reality headsets, mobile phones, and haptic gloves, as well as enterprise hardware such as those used to operate or create virtual or augmented reality-based environments, such as industrial cameras, projection and tracking systems, and scanning sensors. This category does not include compute-specific hardware, such as graphic processing unit chips and servers, or networking-specific hardware, such as fiber optic cabling or wireless chipsets.
•Compute – The enablement and supply of computing power to support the Metaverse, supporting such diverse and demanding functions as physics calculation, rendering, data reconciliation and synchronization, artificial intelligence, projection, motion capture and translation. This category may include blockchain-based technologies for the management of marketplaces and networks for decentralized computing capacity.
•Networking – The provision of persistent, real-time connections, high bandwidth, and decentralized data transmission by backbone providers (i.e., companies that provide access to high-speed data transmission networks), the networks, exchange centers, and services that route amongst them, as well as those managing “last mile” (i.e., the function of connecting telecommunication services directly to end-users, both businesses and residential customers, usually in a dense area) data to consumers.
•Virtual Platforms – The development and operation of immersive digital and often three-dimensional simulations, environments and worlds wherein users and businesses can explore, create, socialize and participate in a wide variety of experiences (e.g., race a car, paint a painting, attend a class, listen to music), and engage in economic activity. These businesses are differentiated from traditional online experiences and multiplayer video games by the existence of a large ecosystem of developers and content creators which generate the majority of content on and/or collect the majority of revenues built on top of the underlying platform.
•Interchange Standards – The tools, protocols, formats, services, and engines which serve as actual or de facto standards for interoperability, and enable the creation, operation and ongoing improvements to the Metaverse. These standards support activities such as rendering, physics and artificial intelligence, as well as asset formats and their import/export from experience to experience, forward compatibility management and updating, tooling and authoring activities, and information management.
•Payments – The support of digital payment processes, platforms, and operations, which includes cryptocurrencies, the companies that are fiat on-ramps to those cryptocurrencies, companies that provide or service the infrastructure and technologies to “mint” cryptocurrencies, and companies that provide the financial services necessary to trade and manage cryptocurrencies, as well as issuers of financial products that provide a means of obtaining exposure to cryptocurrencies.
•Content, Assets and Identity Services – The design/creation, sale, re-sale, storage, secure protection and financial management of digital assets, such as virtual goods, as connected to user data and identity. This contains all business and services “built on top of” and/or which “service” the Metaverse, but which are not vertically integrated into a virtual platform by the platform owner, including content which is built specifically for the Metaverse. This category may include blockchain-based technologies for the decentralized creation and trading of digital assets.
Once identified and allocated to one or more categories, Metaverse Companies are further ranked within the categories as follows:
•“Pure-Play” Companies – Issuers whose primary business models and/or growth prospects are directly linked to the Metaverse. For these issuers, continued growth in the Metaverse is expected to be critical to their economic success going forward.
•“Core” Companies – Issuers with substantial operations and/or growth prospects linked to the Metaverse. These issuers have other business units driving their economics, and thus are less affected by the growth of Metaverse than “pure-play” companies. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these issuers to become “pure-play” companies if their Metaverse operations become a primary driver of economic performance. In most cases, the Metaverse-specific offerings of these issuers are core components of the Metaverse.
•“Non-Core” Companies – Issuers with operations and/or growth prospects linked to the Metaverse. These issuers derive the majority of their revenue from business lines not directly related to the Metaverse. In time, growth in the industry and/or investments in their Metaverse-specific units may lead these issuers to become “core” companies if their Metaverse operations become a relevant driver of economic performance. It is unlikely, based on current information, that the Metaverse-specific offerings of “non-core” companies would become the primary driver of such economic performance going forward.
Metaverse Companies are weighted on a tiered basis whereby “pure-play” companies receive two and a half times the initial weighting of “core” companies and five times the initial weighting of “non-core” companies, while “core” companies” receive two times the initial weighting of “non-core” companies. These initial weights are calculated based on the number of issuers in each category in the Index upon rebalancing to ensure the aggregate combined weight of each category equals 100%.
A category may have any number of “pure-play,” “core” or “non-core” companies, or none. In the event no issuers are identified for a particular category, the weight for that category will be allocated across the other categories on a pro rata basis. The weight of any category is capped at 25% of the total Index weight upon rebalance.
The weight of any issuer in the Index is capped at 8%. Any issuer weight in excess of 8% will be pro-rated across the remaining Index components, subject to the 25% category cap.
Index component changes resulting from reconstitutions are made after the market close on the third Friday in March, June, September and December and become effective at the market opening on the next trading day. Depending on the number of issuers that qualify as Metaverse Companies, the number of Index components, and therefore the anticipated number of Fund holdings, may range from 25 to 100.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in Metaverse Companies, which may include investments in American Depository Receipts (“ADRs”). For purposes of this policy, the Fund defines Metaverse Companies as foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues. Like the Index, the Fund may have indirect exposure to cryptocurrencies, such as bitcoin and ether, through investments in one or more Cryptocurrency ETFs, as well as through publicly traded securities of companies engaged in cryptocurrency-related businesses and activities. The Fund will not invest directly in cryptocurrencies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the Entertainment industry within the Communication Services Sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the Entertainment industry within the Communication Services Sector.
Roundhill Cannabis ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities, including common stock and depositary receipts, of companies and real estate investment trusts (“REITs”) that derive at least 50% of their net revenue from, or invest a majority of their assets in, the cannabis and hemp ecosystem (“Cannabis Companies”) and in derivatives that have economic characteristics similar to such securities.
The cannabis and hemp ecosystem spans a wide variety of sectors and industries including the agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance sectors and industries. Cannabis Companies may be categorized within any of these sectors and industries and engage in the cannabis and hemp ecosystem in several ways, including the following:
•Production and/or distribution of cannabis-related and/or hemp-related products, including those for medical (including research and development) and therapeutic uses;
•Business to business providers for the cannabis and hemp ecosystem, including technology, agricultural technology, real estate, financing, and commercial services companies; and/or
•Business to consumer providers for the cannabis industry, including technology and media, consumption devices/mechanisms, and retailing companies.
Generally, the terms “marijuana” and “cannabis” are used interchangeably and refer to products derived from the cannabis plant, including cannabinoids. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless such business is permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.
The Adviser uses qualitative factors, such as publicly available company filings, publicly available research, and press releases, to identify a universe of Cannabis Companies by determining a company’s thematic relevance to the cannabis and hemp ecosystem. Based on its analysis, each Cannabis Company selected for the Fund will be assigned a weight that generally will be on a modified market capitalization basis, to seek to create a portfolio that reflects companies that contribute to the cannabis and hemp ecosystem through a variety of cannabis-related products and services.
The Fund may invest in securities issued by small, medium and large capitalization companies operating in emerging and developed market countries. The Fund may purchase equity securities that trade on U.S. or non-U.S. securities exchanges and American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest in both equity and mortgage REITs. Further, the Fund may utilize derivative instruments that are available or traded on the over-the-counter (“OTC”) market or listed and traded on an exchange to obtain expose to Cannabis Companies. The Fund anticipates investing primarily in total return swaps to obtain such exposure. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.
The Fund expects to concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group as defined by the Global Industry Classification (GICS®) or other similar categorization scheme. This level of exposure may change over time and in response to changes in the cannabis and hemp ecosystem. Additionally, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.
Strategy Portfolio Concentration [Text]	The Fund expects to concentrate at least 25% of its investments in the Pharmaceuticals, Biotechnology & Life Sciences Industry Group as defined by the Global Industry Classification (GICS®) or other similar categorization scheme. This level of exposure may change over time and in response to changes in the cannabis and hemp ecosystem. Additionally, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.
Roundhill Magnificent Seven ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of March 31, 2026, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. (the “Underlying Issuers”). On a quarterly basis, the Fund will rebalance its exposure so that each company is equally-weighted in its portfolio. To the extent the companies that comprise the Magnificent Seven change, the Fund will seek to effect such change as soon as reasonably practical, but in no event later than its next regularly-scheduled quarterly rebalance. The Fund primarily gains exposure to the “Magnificent Seven” companies through its investment in swap agreements and/or forward contracts. However, the Fund will also invest directly in the equity securities issued by such companies.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, positions the Fund’s portfolio daily to seek to achieve exposure to the Magnificent Seven companies to the fullest extent possible consistent with the Fund’s investment objective. Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in financial instruments and other investments that provide exposure to, or in combination have economic characteristics similar or equivalent to those of, the largest (i.e., top quartile by market capitalization, revenue, profit, market share or other similar metric) companies in one or more Technology Industries (defined below), as defined by an independent industry classification scheme.
As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in one or more “Technology Industries” (defined by an independent industry classification scheme as the following industries: Automotive Industry; Technology Hardware Industry; E-Commerce Discretionary Industry; Internet Media & Services Industry; Semiconductors
Industry; and Software Industry) at any given time. The Technology Industries in which the Fund may concentrate may vary over time. Additionally, the Fund may invest up to 100% of the Fund’s assets in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in one or more “Technology Industries” (defined by an independent industry classification scheme as the following industries: Automotive Industry; Technology Hardware Industry; E-Commerce Discretionary Industry; Internet Media & Services Industry; Semiconductors Industry; and Software Industry) at any given time. The Technology Industries in which the Fund may concentrate may vary over time. Additionally, the Fund may invest up to 100% of the Fund’s assets in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) short-term bond ETFs.